Derivative financial liability – current (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Derivative Financial Liability Current
Schedule of derivative financial liability

	As at 30 June 2023 unaudited £’000	As at 31 December 2022 £’000
At 1 January	85	553
Warrants issued	665	-
Gain recognised in finance income within the consolidated statement of comprehensive income	(386)	(468)
	364	85

	2022 £’000	2021 £’000	2020 £’000
Equity settled derivative financial liability
At 1 January	553	1,559	664
Warrants issued	–	–	997
Transfer to share premium on exercise of warrants	–	(70)	(499)
(Gain)/loss recognised in finance (income)/expense within the consolidated statement of comprehensive income	(468)	(936)	397
At 31 December	85	553	1,559

Schedule of warrants outstanding

	ADS Warrants Number*	Original price per ADS*	New price per ADS	Equivalent Ordinary Shares (400 ordinary shares per ADS) Number
October 2019 warrants	375	$10,000	$320	150,000
May 2020 warrants	406	$3,280	$320	162,400

*	Number and original price of warrants have been adjusted to reflect the share consolidation and ratio change of ADS’s to ordinary shares that occurred on 2 March 2020 and 24 March 2023 and the ratio change of ADS’s to ordinary shares on 26 September 2022 and 5 July 2023.

	At 1 January 2020	Granted	Exercised	At 31 December 2020	Lapsed	Exercised	At 31 December 2021	Lapsed	At 31 December 2022
May 2020 grant	–	477,255	(125,000)	352,255	–	(15,340)	336,915	–	336,915
October 19 grant	157,495	–	–	157,495	–	–	157,495	–	157,495
DARA Warrants	231	–	–	231	(27)	–	204	(204)	–
DARA Options	138	–	–	138	–	–	138	–	138

Schedule of warrants and options recognised

	At 1 January 2022	Lapsed	At 31 December 2022	Granted	Lapsed	Exercised	At 30 June 2023
ADSs
May 2023 grant ‘D’ warrants	–	–	–	276,689	–	–	276,689
May 2020 grant	838	–	838	–	–	–	838
October 2019 grant	392	–	392	–	–	–	392

Ordinary Shares
DARA Warrants	204	(204)	–	–	–	–	–
DARA Options	138	–	138		(4)	–	134

Schedule of consolidated financial assets and liabilities at fair value

Financial liabilities	Fair value as at 30 June 2023	Fair value as at 31 December 2022	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability – June 2023	£364,000	-	Level 3	2023 - Black-Scholes Model	Volatility rate of 90% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
					Expected life of 4.98 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
					Risk-free rate of 4.13% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability – May 2020 Warrants	–	£48,000	Level 3	2023 – Black- Scholes Model 2022 - Monte Carlo simulation model	Volatility rate of 90% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
					Expected life between a range of 0.1 and 2.38 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
					Risk-free rate of 4.68% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability – October 2019 Warrants	–	£37,000	Level 3	2023 – Black- Scholes Model 2022 - Monte Carlo simulation model	Volatility rate of 90% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
					Expected life between a range of 0.1 and 2.00 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
					Risk-free rate of 4.87% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Total	£364,000	£85,000

Changing the unobservable risk-free rate input to the valuation model by 10% higher while all other variables were held constant, would not impact the carrying amount of shares (2022: nil).

There were no transfers between Level 1 and 2 in the period.

The financial liability measured at fair value on Level 3 fair value measurement represents consideration relating to warrants issued in June 2023, May 2020 and October 2019 as part of Private Placements and Registered Direct offerings.

Financial liabilities	Fair value as at 31/12/2022	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability	£48,000	Level 3	Monte Carlo simulation model	Volatility rate of 70.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 2.88 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 4.22% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability	£37,000	Level 3	Monte Carlo simulation model	Volatility rate of 70.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 2.5 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 4.32% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Total	£85,000

Financial liabilities	Fair value as at 31/12/2021	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability	£467,000	Level 3	Monte Carlo simulation model	Volatility rate of 95.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 3.88 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 0.31% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability	£86,000	Level 3	Monte Carlo simulation model	Volatility rate of 85.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 3.5 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 0.71% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability	–	Level 3	Black-Scholes option pricing model	Volatility rate of 85.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.10 and 0.9 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 0.71% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Total	£553,000

Financial liabilities	Fair value as at 31/12/2020	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability	£1,187,000	Level 3	Monte Carlo simulation model	Volatility rate of 105.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 4.49 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 0.07% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability	£372,000	Level 3	Monte Carlo simulation model	Volatility rate of 105.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 4.888 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 0.08% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability	–	Level 3	Black-Scholes option pricing model	Volatility rate of 105.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 1.0 and 1.9 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 0.8% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Total	£1,559,000

Schedule of warrant exercise price

	ADR Warrants			Equivalent Ordinary Shares (25 ordinary shares per ADR)
	Number*	Original Price per ADS*	New Price per ADR	Number
October 2019 ADR warrants	30,000	$125.00	$4.00	150,000
May 2020 ADR warrants	32,550	$41.00	$4.00	162,750